BRANDON J. CAGE
Vice President and Managing Counsel
Writer's Direct Number: (205) 268-1889
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

October 2, 2023

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:
Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life, File No. 811-8537
Protective Variable Annuity NY II B Series, File No. 333-201920
Post-Effective Amendment No. 10 to Registration Statement on Form N-4
Commissioners:
On behalf of Protective Life and Annuity Insurance Company and Variable Annuity Account A of Protective Life (the "Account"), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 10 to the Account's Registration Statement on Form N-4 for certain variable annuity contracts (“Protective Variable Annuity NY II B Series”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act. The Post-Effective Amendment is being filed for an exchange offer pursuant to Rule 11a-2 of the Investment Company Act of 1940, as amended.

If you have any questions, or require any additional information, please contact me at (205) 268-1889. We thank you for your assistance with this filing.

Very truly yours,

/s/ Brandon J. Cage. Esq.

Brandon J. Cage, Esq.